Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	1,340	$ 1,512
International Equity Funds - 9.9%
Transamerica Emerging Markets Equity, Class I2 (B)	290,696	2,808,128
Transamerica Emerging Markets Equity, Class R6 (B)	219,335	2,129,745
Transamerica International Equity, Class I2 (B)	1,044,357	24,960,124
Transamerica International Focus, Class I2 (B)	971,438	7,062,353
Transamerica International Focus, Class R6 (B)	420,967	3,077,267
Transamerica International Small Cap Value, Class I2 (B)	159,983	2,786,902
Transamerica International Stock, Class I2 (B)	1,536,533	20,896,856
Transamerica International Stock, Class R6 (B)	372,197	5,061,875
		68,783,250
International Fixed Income Funds - 2.3%
Transamerica Emerging Markets Debt, Class I2 (B)	1,279,340	11,949,039
Transamerica Emerging Markets Debt, Class R6 (B)	457,603	4,287,737
		16,236,776
U.S. Equity Funds - 26.8%
Transamerica Capital Growth, Class I2 (A)(B)	420,430	5,768,296
Transamerica Capital Growth, Class R6 (A)(B)	172,556	2,367,467
Transamerica Large Cap Value, Class I2 (B)	4,311,240	68,634,944
Transamerica Large Cap Value, Class R6 (B)	571,760	9,102,422
Transamerica Mid Cap Growth, Class I2 (B)	189,157	2,175,308
Transamerica Mid Cap Growth, Class R6 (B)	334,068	3,835,097
Transamerica Mid Cap Value Opportunities, Class I2 (B)	223,360	2,483,759
Transamerica Mid Cap Value Opportunities, Class R6 (B)	96,771	1,088,670
Transamerica Small Cap Growth, Class I2 (B)	351,595	2,123,632
Transamerica Small Cap Growth, Class R6 (B)	249,523	1,507,119
Transamerica Small Cap Value, Class I2 (B)	380,680	1,827,265
Transamerica Small Cap Value, Class R6 (B)	316,104	1,542,588
Transamerica Sustainable Equity Income, Class I2 (B)	601,670	4,993,864
Transamerica US Growth, Class I2 (B)	2,285,255	75,893,326
Transamerica US Growth, Class R6 (B)	94,015	3,122,241
		186,465,998
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 57.8%
Transamerica Bond, Class I2 (B)	9,036,493	$ 72,743,766
Transamerica Bond, Class R6 (B)	3,798,715	30,541,667
Transamerica Core Bond, Class I2 (B)	29,660,512	253,893,983
Transamerica Floating Rate, Class I2 (B)	558,229	5,012,901
Transamerica High Yield Bond, Class I2 (B)	34,883	287,433
Transamerica High Yield Bond, Class R6 (B)	396,387	3,266,231
Transamerica Inflation Opportunities, Class I2 (B)	2,316,270	22,768,931
Transamerica Long Credit, Class I2 (B)	1,412,763	13,181,078
Transamerica Short-Term Bond, Class I2 (B)	659	6,504
		401,702,494
U.S. Mixed Allocation Fund - 0.7%
Transamerica Energy Infrastructure, Class I2 (B)	547,935	4,860,186
Total Investment Companies (Cost $625,327,168)		678,050,216
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF (E)	5,000	250,350
Health Care Select Sector SPDR Fund (F)	5,679	740,712
Total Exchange-Traded Funds (Cost $1,022,914)		991,062

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (G), dated 07/31/2025, to be repurchased at $7,253,950 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $7,398,768.	$ 7,253,587	7,253,587
Total Repurchase Agreement (Cost $7,253,587)		7,253,587
Total Investments (Cost $633,603,669)		686,294,865
Net Other Assets (Liabilities) - 1.3%		8,975,370
Net Assets - 100.0%		$ 695,270,235
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	386	09/19/2025	$42,690,664	$42,870,125	$179,461	$—
EURO STOXX 50® Index	20	09/19/2025	1,217,839	1,218,801	962	—
TOPIX Index	2	09/11/2025	369,602	391,114	21,512	—
Total Futures Contracts					$201,935	$—
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$678,048,704	$—	$—	$678,048,704
Exchange-Traded Funds	991,062	—	—	991,062
Repurchase Agreement	—	7,253,587	—	7,253,587
Total	$679,039,766	$7,253,587	$—	$686,293,353
Investment Companies Measured at Net Asset Value (C)				1,512
Total Investments				$686,294,865
Other Financial Instruments
Futures Contracts (I)	$201,935	$—	$—	$201,935
Total Other Financial Instruments	$201,935	$—	$—	$201,935
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$71,304,250	$13,376,445	$(12,000,000)	$(1,007,918)	$1,070,989	$72,743,766	9,036,493	$2,476,445	$—
Transamerica Bond, Class R6	—	47,128,139	(15,000,000)	(1,982,477)	396,005	30,541,667	3,798,715	282,578	—
Transamerica Capital Growth, Class I2	5,421,057	—	(1,700,000)	615,727	1,431,512	5,768,296	420,430	—	—
Transamerica Capital Growth, Class R6	—	2,540,838	(1,000,000)	356,477	470,152	2,367,467	172,556	—	—
Transamerica Core Bond, Class I2	166,657,218	96,500,152	(9,000,000)	(721,980)	458,593	253,893,983	29,660,512	6,000,151	—
Transamerica Emerging Markets Debt, Class I2	14,317,418	1,221,613	(3,500,000)	(142,743)	52,751	11,949,039	1,279,340	721,613	—
Transamerica Emerging Markets Debt, Class R6	—	10,470,083	(6,000,000)	(333,795)	151,449	4,287,737	457,603	127,991	—
Transamerica Emerging Markets Equity, Class I2	1,346,832	1,001,993	—	—	459,303	2,808,128	290,696	1,993	—
Transamerica Emerging Markets Equity, Class R6	—	1,932,589	—	—	197,156	2,129,745	219,335	—	—
Transamerica Energy Infrastructure, Class I2	4,477,254	560,765	(600,000)	434,735	(12,568)	4,860,186	547,935	146,073	—
Transamerica Floating Rate, Class I2	2,806,378	2,240,581	—	—	(34,058)	5,012,901	558,229	240,581	—
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust, Class I2	$1,610	$—	$—	$—	$(98)	$1,512	1,340	$—	$—
Transamerica High Yield Bond, Class I2	4,237,519	2,162,542	(6,000,000)	(94,961)	(17,667)	287,433	34,883	162,543	—
Transamerica High Yield Bond, Class R6	—	14,717,518	(11,000,000)	(479,691)	28,404	3,266,231	396,387	94,484	—
Transamerica Inflation Opportunities, Class I2	14,740,952	7,943,561	—	—	84,418	22,768,931	2,316,270	443,561	—
Transamerica International Equity, Class I2	16,297,458	14,985,413	(8,300,000)	2,297,452	(320,199)	24,960,124	1,044,357	432,463	52,951
Transamerica International Focus, Class I2	7,410,444	1,255,213	(1,000,000)	(205,261)	(398,043)	7,062,353	971,438	115,811	1,139,402
Transamerica International Focus, Class R6	—	2,762,077	—	—	315,190	3,077,267	420,967	—	—
Transamerica International Small Cap Value, Class I2	1,275,715	1,072,383	—	—	438,804	2,786,902	159,983	54,367	18,016
Transamerica International Stock, Class I2	17,101,369	3,005,594	(1,500,000)	216,395	2,073,498	20,896,856	1,536,533	487,396	518,198
Transamerica International Stock, Class R6	—	4,255,192	—	—	806,683	5,061,875	372,197	—	—
Transamerica Large Cap Value, Class I2	42,214,486	25,680,720	(3,300,000)	495,766	3,543,972	68,634,944	4,311,240	676,732	503,988
Transamerica Large Cap Value, Class R6	—	8,117,152	—	—	985,270	9,102,422	571,760	26,676	—
Transamerica Long Credit, Class I2	13,688,093	5,045,547	(5,000,000)	(311,850)	(240,712)	13,181,078	1,412,763	545,404	143
Transamerica Mid Cap Growth, Class I2	2,386,653	75,173	(600,000)	136,603	176,879	2,175,308	189,157	—	75,173
Transamerica Mid Cap Growth, Class R6	—	3,335,545	—	—	499,552	3,835,097	334,068	—	—
Transamerica Mid Cap Value Opportunities, Class I2	1,299,703	3,119,956	(2,000,000)	41,220	22,880	2,483,759	223,360	19,740	100,217
Transamerica Mid Cap Value Opportunities, Class R6	—	3,681,264	(2,500,000)	(143,882)	51,288	1,088,670	96,771	—	—
Transamerica Short-Term Bond, Class I2	6,248	210	—	—	46	6,504	659	210	—
Transamerica Small Cap Growth, Class I2	2,092,487	244,156	—	—	(213,011)	2,123,632	351,595	—	244,156
Transamerica Small Cap Growth, Class R6	—	1,589,839	—	—	(82,720)	1,507,119	249,523	—	—
Transamerica Small Cap Value, Class I2	2,231,808	413,182	(400,000)	(22,386)	(395,339)	1,827,265	380,680	34,932	378,251
Transamerica Small Cap Value, Class R6	—	1,591,055	—	—	(48,467)	1,542,588	316,104	—	—
Transamerica Sustainable Equity Income, Class I2	4,757,439	377,395	—	—	(140,970)	4,993,864	601,670	56,296	321,099
Transamerica US Growth, Class I2	44,205,050	39,511,343	(10,900,000)	417,235	2,659,698	75,893,326	2,285,255	71,598	5,939,745
Transamerica US Growth, Class R6	—	5,157,810	(3,000,000)	586,912	377,519	3,122,241	94,015	—	—
Total	$440,277,441	$327,073,038	$(104,300,000)	$151,578	$14,848,159	$678,050,216	65,114,819	$13,219,638	$9,291,339
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$13,784	$1,512	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at July 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Conservative Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds